Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jul. 30, 2019
05.31 Strategic Advisers Growth Fund PRO-10 | Strategic Advisers® Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Strategic Advisers® Growth Fund July 30, 2019 Prospectus
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Proposed Reorganization. The Board of Trustees of Fidelity Rutland Square Trust II has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between each of Strategic Advisers® Core Fund, Strategic Advisers® Growth Fund and Strategic Advisers® Value Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”) and Strategic Advisers® Large Cap Fund (“Acquiring Fund”), a new series of Fidelity Rutland Square Trust II, pursuant to which each Acquired Fund would be reorganized on a tax-free basis with and into the Acquiring Fund.

The Agreement provides for the transfer of all of the assets of each Acquired Fund in exchange for shares of the Acquiring Fund equal in value to the net assets of each respective Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund. After the exchange, each Acquired Fund will distribute the Acquiring Fund shares to its shareholders pro rata, in liquidation of each Acquired Fund. As a result, shareholders of each Acquired Fund will become shareholders of the Acquiring Fund (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of each Acquired Fund is expected to be held during the fourth quarter of 2020 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of each Acquired Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 13, 2020. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. The Reorganization is conditional on the approval of shareholders of all three Acquired Funds. In the event shareholders of one Acquired Fund fail to approve the Agreement, all three Acquired Funds will continue to engage in business as registered investment companies, even if shareholders of one or two other Acquired Funds approve the Reorganization.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Strategic Advisers® Large Cap Fund, please call 1-800-544-3455, after August 31, 2020 and July 29, 2020, respectively. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).